K&L|GATES                       Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                1601 K Street NW
                                Washington, DC  20006-1600
                                T 202.778.9000     www.klgates.com




                                  May 30, 2008


VIA EDGAR


Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

            Lehman Brothers Institutional Liquidity Funds
            - Administrative, Capital, Cash Management, Institutional, Premier,
              Select and Service Class shares of:
                    Money Market Portfolio
                    Prime Portfolio
                    Government Portfolio
                    Government Reserves Portfolio
                    Treasury Portfolio
                    Treasury Reserves Portfolio
                    Tax-Exempt Portfolio
                    Municipal Portfolio

            File Nos. 333-122847; 811-21715

            Re: Request for Selective Review for Post-Effective Amendment No. 2
            -------------------------------------------------------------------

Ladies and Gentlemen:

     Transmitted herewith for filing on behalf of the above-named series of Lehman Brothers Institutional Liquidity Funds (the "Registrant"), pursuant to the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) of Regulation C ("Rule 485(a)") thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A ("PEA 2"). PEA 2 includes seven prospectuses ("Prospectuses") and one statement of additional information ("SAI"), relating to the Registrant's issuance of each of the above-named series and classes of the Registrant (each, a "Fund"; collectively, the "Funds"). This Amendment is marked to show changes made since the last filing. This transmission includes a conformed signature page signed by power of attorney for the Registrant and a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

Securities and Exchange Commission
May 30, 2008
Page 2



     The primary purposes of this filing are (1) to reflect a change to Money Market Portfolio's investment strategy (that it will maintain a dollar-weighted average maturity of 60 days or less), (2) to reflect a change to Prime Portfolio's investment strategy (that it will be allowed to invest in foreign issuers) and (3) to reflect that portfolio holdings of each Fund will be posted on the internet daily.

     Except as noted above, the following disclosure is substantially the same as disclosure contained in the currently effective registration statement for the Registrant previously reviewed by the Staff: (1) the form of the Prospectuses and SAI, (2) the Prospectus disclosure entitled "Summary of Portfolios," "Goal & Strategy," "Main Risks" and "Your Investment" for all Funds, and (3) the entire text of the SAI. This disclosure was reviewed by the Staff in the following registration statement of the Registrant:

      Pre-Effective Amendment No. 2 to the registration statement on Form N-1A filed on December 15, 2006 (Accession No. 0000898432-06-000957)
      which went effective on December 15, 2006.

     Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 2. Pursuant to Rule 485(a)(1) under the 1933 Act, the Registrant elects to have PEA 2 become effective on July 29, 2008. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by July 7, 2008. This will assist the Registrant in keeping to its expected prospectus printing schedule.

     Please contact me at (202) 778-9405 or Lori Schneider at (202) 778-9305 with any questions or comments you may have. Thank you for your attention.


                                           Sincerely yours,

                                           /s/ Michelle Y. Mesack

                                           Michelle Y. Mesack